Related Party Transactions and Party-In-Interest Transactions	12 Months Ended
Apr. 30, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-In-Interest Transactions	Related Party Transactions and Party-In-Interest Transactions
The Plan’s investments consist of the Plan's interest in the Master Trust, which includes Company ordinary shares, a self-directed brokerage option, and managed accounts comprised of collective trusts, mutual funds, and fully benefit-responsive investment contracts. Certain investment transactions were managed by the Trustee and an affiliate of the Recordkeeper during the year ended April 30, 2025. These transactions are allowed by the Plan and the IRC and qualify as party-in-interest transactions, which are exempt from the prohibited transactions rules. In addition, as previously noted, the Master Trust invests in the ordinary shares of Medtronic plc. During the year ended April 30, 2025, the Master Trust made purchases of $12,002 and sales of $65,679 of the Company's ordinary shares. The Plan's investment in ordinary shares of Medtronic plc at April 30, 2025 and 2024 was $437,971, and $464,350, respectively.
At April 30, 2025 and 2024, the Plan had notes receivable from participants of $98,830 and $94,641, respectively. These transactions qualify as party-in-interest transactions, which are exempt from prohibited transaction rules.